Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug. 28, 2020
INVESCO COMSTOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of any market capitalization; and, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

		The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.

Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, the use of currency forward contracts could reduce performance if there are unanticipated changes in currency exchange rates.

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Value Investing Style Risk. A value investing style subjects the Fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

		Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Van Kampen Comstock Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. The returns for Class R5 shares shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The returns for Class R6 shares shown prior to September 24, 2012 are those of the Class A shares of the Fund and, prior to June 1, 2010, are those of the predecessor fund. Class A, Class C, Class Y and Class R shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 and R6 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Van Kampen Comstock Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund's and the predecessor fund’s performance to that of a style-specific benchmark, a broad-based securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended June 30, 2020): -20.55% Best Quarter (ended March 31, 2012): 12.82% Worst Quarter (ended September 30, 2011): -17.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
INVESCO COMSTOCK FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year	rr_ExpenseExampleYear01	$ 630
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	1,529
1 Year	rr_ExpenseExampleNoRedemptionYear01	630
3 Years	rr_ExpenseExampleNoRedemptionYear03	802
5 Years	rr_ExpenseExampleNoRedemptionYear05	989
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,529
2010	rr_AnnualReturn2010	15.60%
2011	rr_AnnualReturn2011	(1.97%)
2012	rr_AnnualReturn2012	18.90%
2013	rr_AnnualReturn2013	35.24%
2014	rr_AnnualReturn2014	9.12%
2015	rr_AnnualReturn2015	(5.93%)
2016	rr_AnnualReturn2016	17.83%
2017	rr_AnnualReturn2017	17.77%
2018	rr_AnnualReturn2018	(12.24%)
2019	rr_AnnualReturn2019	25.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.25%)
1 Year	rr_AverageAnnualReturnYear01	18.46%
5 Years	rr_AverageAnnualReturnYear05	6.29%
10 Years	rr_AverageAnnualReturnYear10	10.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 1968
INVESCO COMSTOCK FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 253
3 Years	rr_ExpenseExampleYear03	476
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,801
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	476
5 Years	rr_ExpenseExampleNoRedemptionYear05	823
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
1 Year	rr_AverageAnnualReturnYear01	23.45%
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	10.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
INVESCO COMSTOCK FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	1,328
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	346
5 Years	rr_ExpenseExampleNoRedemptionYear05	600
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,328
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
INVESCO COMSTOCK FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	188
5 Years	rr_ExpenseExampleYear05	328
10 Years	rr_ExpenseExampleYear10	737
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	188
5 Years	rr_ExpenseExampleNoRedemptionYear05	328
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 737
1 Year	rr_AverageAnnualReturnYear01	25.65%
5 Years	rr_AverageAnnualReturnYear05	7.77%
10 Years	rr_AverageAnnualReturnYear10	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2004
INVESCO COMSTOCK FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	166
5 Years	rr_ExpenseExampleYear05	290
10 Years	rr_ExpenseExampleYear10	652
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	166
5 Years	rr_ExpenseExampleNoRedemptionYear05	290
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 652
1 Year	rr_AverageAnnualReturnYear01	25.70%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	11.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
INVESCO COMSTOCK FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	137
5 Years	rr_ExpenseExampleYear05	240
10 Years	rr_ExpenseExampleYear10	541
1 Year	rr_ExpenseExampleNoRedemptionYear01	43
3 Years	rr_ExpenseExampleNoRedemptionYear03	137
5 Years	rr_ExpenseExampleNoRedemptionYear05	240
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 541
1 Year	rr_AverageAnnualReturnYear01	25.82%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	11.41%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2012
INVESCO COMSTOCK FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	9.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 1968
INVESCO COMSTOCK FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.28%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 1968
INVESCO COMSTOCK FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
INVESCO COMSTOCK FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
INVESCO COMSTOCK FUND | Lipper Large-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.72%
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	11.19%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[3]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[4]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.